Inst Adv Inst | Spartan 500 Index Fund
Supplement to the
Spartan® 500 Index Fund
Institutional Class and Fidelity Advantage
Institutional Class
April 29, 2011
Prospectus
Effective February 1, 2012, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.
Annual class operating expenses
(expenses that you pay each year as a % of the value of your investment)

	Institutional Class	Fidelity Advantage Institutional Class
Management fee	0.025%	0.025%
Distribution and/or Service (12b-1) fees	None	None
Other expenses	0.025%	0.00%
Total annual operating expenses	0.050%	0.025%
Fee waiver and/or expense reimbursementA	0.01%	0.005%
Total annual operating expenses after fee waiver and/or expense reimbursement	0.04%	0.02%
A Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.04% and 0.02%, respectively. These arrangements will remain in effect through April 30, 2013.
Effective February 1, 2012, the following information replaces the similar information under the heading "Fee Table" in the "Fund Summary" section on page 3.

	Institutional Class	Fidelity Advantage Institutional Class
1 year	$ 4	$ 2
3 years	$ 15	$ 7
5 years	$ 27	$ 14
10 years	$ 63	$ 32
The following information replaces the similar information found under the heading "Year-by-Year Returns" in the "Fund Summary" section on page 5.
Year-by-Year ReturnsA

Calendar Years	2006	2007	2008	2009	2010
	15.75%	5.46%	-37.01%	26.55%	15.01%

During the periods shown in the chart for Fidelity Advantage Class:	Returns	Quarter ended
Highest Quarter Return	15.96%	June 30, 2009
Lowest Quarter Return	-21.96%	December 31, 2008
Year-to-Date Return	6.00%	June 30, 2011
A The returns shown above are for Fidelity Advantage Class, a class of shares of the fund that is not offered through this prospectus. Institutional Class and Fidelity Advantage Institutional Class would have substantially similar annual returns to Fidelity Advantage Class because the classes are invested in the same portfolio of securities. Institutional Class's and Fidelity Advantage Institutional Class's returns would differ from Fidelity Advantage Class's returns to the extent that the classes do not have the same expenses.
The following information replaces the similar information found under the heading "Average Annual Returns" in the "Fund Summary" section on page 5.
Average Annual Returns

For the periods ended December 31, 2010	Past 1 year	Past 5 years	Life of classB
Spartan 500 Index Fund - Fidelity Advantage ClassA	15.01%	2.28%	3.26%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	15.06%	2.29%	3.28%
A The returns shown above are for Fidelity Advantage Class, a class of shares of the fund that is not offered through this prospectus. Institutional Class and Fidelity Advantage Institutional Class would have substantially similar annual returns to Fidelity Advantage Class because the classes are invested in the same portfolio of securities. Institutional Class's and Fidelity Advantage Institutional Class's returns would differ from Fidelity Advantage Class's returns to the extent that the classes do not have the same expenses.
B From October 14, 2005.
The following supplements similar information under the heading "Principal Investment Risks" in the "Fund Summary" section on page 4.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from the index.